Severance Pay	12 Months Ended
Dec. 31, 2019
Severance Pay [Abstract]
SEVERANCE PAY

NOTE 6 - SEVERANCE PAY

Israeli law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The severance pay liability of the Company to its Israeli employees, based upon the number of years of service and the latest monthly salary, is partly covered by regular deposits with severance pay funds and pension funds, and by purchase of insurance policies; under labor agreements, the deposits with recognized pension funds and the insurance policies, as above, are in the employees' names and are, subject to certain limitations, the property of the employees.

The Company has entered into an agreement with some of its employees implementing Section 14 of the Israeli Severance Pay Law, 1963 and the general approval of the Minister of Labor, Social Affairs and Social Services dated June 30, 1998, issued in accordance with such Section 14. The agreement mandates that upon termination of such employees' employment, all the amounts accrued in their severance funds, pensiom funds and by the insurance policies will be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet, as the severance pay risks have been irrevocably transferred to the severance funds, pension fumds and isnsurance companies.

The amounts accrued and the portions funded, with severance pay funds, pension funds and by the insurance policies are reflected in the financial statements as follows:

	December 31,
	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Accrued severance pay	$1,775	$1,517
Less - amounts funded (presented in "investment and other non-current assets")	(1,725)	(1,439)

Unfunded balance	$50	$78

The amounts of accrued severance pay as above cover the Company's severance pay liability in accordance with labor agreements in force and based on salary components which, in management's opinion, create entitlement to severance pay. The Company records the obligation as if it was payable at each balance sheet date on an undiscounted basis.

Withdrawals from the funds are generally made for the purpose of paying severance pay.

The severance pay expenses were $140 thousand, $134 thousand and $113 thousand in the years ended December 31, 2019, 2018 and 2017, respectively.